FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Contractual maturities of financial liabilities (Details) - Liquidity risk - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities, Book Value	R$ 98,385,047	R$ 89,230,831
Financial liabilities, Future Value	139,205,000	125,054,734
Up to 1 year
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	13,586,036	9,233,011
1 - 2 years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	9,137,101	8,891,941
1 - 2 years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	47,143,391	43,336,181
More than 5 years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	69,338,472	63,593,601
Trade accounts payable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities, Book Value	3,288,897	2,361,098
Financial liabilities, Future Value	3,288,897	2,361,098
Trade accounts payable | Up to 1 year
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	3,288,897	2,361,098
Loans, financing and debentures
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities, Book Value	79,628,629	72,899,882
Financial liabilities, Future Value	111,723,608	101,540,320
Loans, financing and debentures | Up to 1 year
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	6,357,717	4,034,595
Loans, financing and debentures | 1 - 2 years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	5,761,795	6,619,518
Loans, financing and debentures | 1 - 2 years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	36,672,089	36,751,023
Loans, financing and debentures | More than 5 years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	62,932,007	54,135,184
Lease liabilities
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities, Book Value	5,893,194	5,191,760
Financial liabilities, Future Value	10,676,580	9,552,075
Lease liabilities | Up to 1 year
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	937,964	620,177
Lease liabilities | 1 - 2 years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	1,780,115	806,560
Lease liabilities | 1 - 2 years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	1,632,555	2,198,419
Lease liabilities | More than 5 years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	6,325,946	5,926,919
Liabilities for asset acquisition and associates
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities, Book Value	405,952	502,228
Financial liabilities, Future Value	467,499	573,920
Liabilities for asset acquisition and associates | Up to 1 year
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	111,438	116,376
Liabilities for asset acquisition and associates | 1 - 2 years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	131,371	112,155
Liabilities for asset acquisition and associates | 1 - 2 years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	144,171	253,419
Liabilities for asset acquisition and associates | More than 5 years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	80,519	91,970
Derivative financial instruments
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities, Book Value	7,894,528	8,117,400
Financial liabilities, Future Value	11,774,569	10,868,858
Derivative financial instruments | Up to 1 year
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	1,688,266	1,999,811
Derivative financial instruments | 1 - 2 years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	1,391,727	1,296,199
Derivative financial instruments | 1 - 2 years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	8,694,576	4,133,320
Derivative financial instruments | More than 5 years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value		3,439,528
Dividends payable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities, Book Value	1,109,631	6,232
Financial liabilities, Future Value	1,109,631	6,232
Dividends payable | Up to 1 year
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	1,109,631	6,232
Other liabilities
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities, Book Value	164,216	152,231
Financial liabilities, Future Value	164,216	152,231
Other liabilities | Up to 1 year
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	92,123	94,722
Other liabilities | 1 - 2 years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	R$ 72,093	R$ 57,509